Credit Risk and Concentrations (Details Textual) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) Vendors	Mar. 31, 2016 USD ($) Vendors	Dec. 31, 2016 USD ($) Vendors	Dec. 31, 2015 USD ($) Vendors
Credit Risk and Concentrations (Textual)
Concentration risk, percentage	10.00%	10.00%
Number of vendors	3	3
Vendor One [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage	16.00%	55.00%	50.00%	56.00%
Number of vendors			1	2
Vendor Two [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage	12.00%	11.00%		11.00%
Number of vendors				2
Vendor Three [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage	10.00%	10.00%
Accounts payable [Member]
Credit Risk and Concentrations (Textual)
Number of vendors	1	2
Accounts payable [Member] | Vendor One [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage	38.00%	38.00%	43.00%	40.00%
Purchases from vendors | $	$ 1.0	$ 4.5	$ 16.3	$ 24.6
Number of vendors			1	2
Accounts payable [Member] | Vendor Two [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage		10.00%		22.00%
Purchases from vendors | $		$ 0.9		$ 2.8
Number of vendors				2
Accounts Receivable [Member] | Customer A [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage		17.00%	18.00%	12.00%
Accounts Receivable [Member] | Customer B [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage			14.00%	11.00%
Accounts Receivable [Member] | Customer C [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage		33.00%	29.00%
Accounts Receivable [Member] | Customer D [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage	12.00%
Accounts Receivable [Member] | Customer E [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage				12.00%
Accounts Receivable [Member] | Customer G [Member]
Credit Risk and Concentrations (Textual)
Concentration risk, percentage				12.00%